Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

Schedule of valuation of the intangible assets acquired and related amortization periods

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

Schedule of revenue and net income of acquiree included in consolidated statements of operations

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

Schedule of supplemental pro forma information

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

Summary of impact of acquisitions related to goodwill

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	39,686
Other acquisitions	6,014

Balance at December 31, 2011	$325,911

Schedule of acquisition and integration expenses

Acquisition and integration expenses
(in thousands)	Year Ended December 31, 2011
Investment banking fees	$825
Legal, accounting and other costs	2,658

Total	$3,483